Cover	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	Avangrid, Inc. (“Avangrid” or the “company”) previously scheduled its 2023 annual meeting of shareholders (the “Annual Meeting”) for June 13, 2023 at 8:30 a.m. (Eastern Time), and established April 17, 2023 as the record date for determining shareholders eligible to vote at the Annual Meeting. Avangrid rescheduled the Annual Meeting to July 18, 2023 and set a new record date of May 26, 2023 for determining the shareholders entitled to vote at the meeting.Avangrid filed a definitive proxy statement with the U.S. Securities and Exchange Commission on April 28, 2023 (the “Original Proxy Statement”), and is hereby amending and restating the Original Proxy Statement to reflect the following material revisions and updates: 1.The rescheduling of the Annual Meeting to July 18, 2023 at 8:30 a.m. (Eastern Time). 2.The change of the record date to the close of business on May 26, 2023. 3.The number of shares outstanding and holdings of certain beneficial owners as of the new record date. 4.The deadlines for submission of proposals by shareholders and director nominations for next year’s annual meeting.Except as summarized above, there are no material changes to the information in the Original Proxy Statement and the proposals for consideration remain the same as those set forth in the Original Proxy Statement. Shareholders are encouraged to read and consider this revised definitive proxy statement in its entirety.The proxy card that is being provided to shareholders with this proxy statement also amends, supersedes and replaces in its entirety the proxy card that was provided with the Original proxy statement. We urge you to mark and return the new proxy card provided with this proxy statement. Any proxy card received by the company prior to the date of this proxy statement will be disregarded for purposes of determining the number of votes cast with respect to the proposals to be acted upon at the Annual Meeting. In order for your vote to be counted, you must submit a new proxy using the voting instructions on the new proxy card enclosed with this Proxy Statement.
Entity Information [Line Items]
Entity Registrant Name	Avangrid, Inc.
Entity Central Index Key	0001634997